Offerings	Jun. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.950% Notes due 2031
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,070,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,446.57
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.500% Notes due 2036
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 996,490,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,615.27